Income tax - Expense (Details) - AUD ($) $ in Millions		12 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Income tax expense reconciled to profit before income tax
Profit before taxes		$ 9,749	$ 11,731	$ 11,515
Tax at the Australian company tax rate of 30%		$ 2,925	3,519	3,455
Australian company tax rate (as a percent)		30.00%
The effect of amounts which are not deductible (assessable) in calculating taxable income
Hybrid capital distributions		$ 72	69	64
Life insurance: Tax adjustment on policyholder earnings		8	24	8
Life insurance: Adjustment for life business tax rates		(1)	(1)	(1)
Dividend adjustments		(1)	(1)	(3)
Other non-assessable items		(14)	(5)	(3)
Other non-deductible items		12	64	32
Adjustment for overseas tax rates		(32)	(28)	(30)
Income tax (over)/under provided in prior years		(10)	9	4
Other items			(18)	(8)
Total income tax expense	[1]	2,959	3,632	3,518
Current income tax		3,370	3,704	3,404
Movement in deferred tax		$ (401)	$ (81)	$ 110
Effective income tax rate (as a percent)		30.35%	30.96%	30.55%
Australia
The effect of amounts which are not deductible (assessable) in calculating taxable income
Total income tax expense		$ 2,526	$ 3,178	$ 3,072
Overseas
The effect of amounts which are not deductible (assessable) in calculating taxable income
Total income tax expense		433	454	$ 446
Parent Entity
Income tax expense reconciled to profit before income tax
Profit before taxes		9,398	10,895
Tax at the Australian company tax rate of 30%		2,819	3,269
The effect of amounts which are not deductible (assessable) in calculating taxable income
Hybrid capital distributions		72	69
Dividend adjustments		(664)	(604)
Other non-assessable items		(2)	(2)
Other non-deductible items		9	34
Adjustment for overseas tax rates		(5)	(3)
Income tax (over)/under provided in prior years		3
Other items		45	(12)
Total income tax expense	[1]	2,277	2,751
Current income tax		2,711	2,806
Movement in deferred tax		(437)	(55)
Parent Entity | Australia
The effect of amounts which are not deductible (assessable) in calculating taxable income
Total income tax expense		2,215	2,677
Parent Entity | Overseas
The effect of amounts which are not deductible (assessable) in calculating taxable income
Total income tax expense		$ 62	$ 74

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.